Fair Value Measurements - Schedule of Investment Agreement Derivative (Details)	12 Months Ended
	Dec. 31, 2025
Expected Business Combination date [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	Jan. 05, 2026
Term (years) [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	0.01
Risk free rate [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	3.7
Measurement Input, CCC Credit Rating [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	15.7
Measurement Input Present Value Factor [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	1
Measurement Input Probability Of Business Combination Close [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	90
Measurement Input, Market Adjustment [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	45.5	[1]
Measurement Input, Expected Company Fully Diluted Ownership Of New EM [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	96.5
Measurement Input, Additional Share Allocation Percentages [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	10
July Investment Agreement Derivative [Member] | Term (years) [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	0.01
July Investment Agreement Derivative [Member] | Risk free rate [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	3.7
July Investment Agreement Derivative [Member] | Measurement Input Present Value Factor [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	1
July Investment Agreement Derivative [Member] | Measurement Input Probability Of Business Combination Close [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions
July Investment Agreement Derivative [Member] | Measurement Input, Market Adjustment [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	45.5	[1]
July Investment Agreement Derivative [Member] | Measurement Input, Expected Company Fully Diluted Ownership Of New EM [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	96.5
July Investment Agreement Derivative [Member] | Measurement Input, Additional Share Allocation Percentages [Member]
Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations [Line Items]
Measurements assumptions	11.28

[1]	Market adjustment inherently considers probability of Business Combination close and post Business Combination close price movements to the New EM common share price per share.